Expense Example - MML VIP Wellington Small Cap Growth Equity Fund	Dec. 31, 2025 USD ($)
Initial Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 96
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	538
Expense Example, with Redemption, 10 Years	1,204
Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	672
Expense Example, with Redemption, 10 Years	$ 1,492